Organization and Nature of Business (Details Narrative)						12 Months Ended
	Apr. 03, 2023 shares	Mar. 30, 2023 USD ($)	Mar. 30, 2023 SGD ($)	Aug. 05, 2022 shares	Sep. 01, 2021 $ / shares shares	Mar. 31, 2025 USD ($) shares	Jun. 06, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued	549,451
Number of shares issued on acquisition				791,667
Contract price exceeding the limit | $						$ 100,000
Le First Skillland Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by parent		75.00%	75.00%
Le First Skilland Pte Ltd Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Capital commitment obligation		$ 278,869	$ 375,000
Shenzhen Jisen Information Tech Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition, percentage of voting					100.00%
Number of shares issued on acquisition					2,900,000
Business acquisition, share price | $ / shares					$ 1.60
Shenzhen Jisen Information Tech Limited [Member] | WuxiKingway Cloud Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest transferred (in percent)							100.00%
Mr Gao Xiaofeng [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						7,740,000
Mr Hua Lugang [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						1,800,000